Note 12 - Variable Interest Entities and Other Long-Term Investment (Details)					12 Months Ended
	Apr. 13, 2015 CNY (¥)	Apr. 13, 2015 USD ($)	Jan. 18, 2011 CNY (¥)	Mar. 15, 2010 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2011 CNY (¥)
Weidian [Member]
Note 12 - Variable Interest Entities and Other Long-Term Investment (Details) [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			100.00%
Employee [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Note 12 - Variable Interest Entities and Other Long-Term Investment (Details) [Line Items]
Due from Employees, Noncurrent					¥ 21,251,000	¥ 1,500,000
eFuture Beijing [Member]
Note 12 - Variable Interest Entities and Other Long-Term Investment (Details) [Line Items]
Cost Method Investment, Ownership Percenage				15.00%
Cost Method Investments, Original Cost				¥ 240,000
Cost-method Investments, Other than Temporary Impairment							¥ 240,000
Employee, Zou Hongjun [Member] | Weidian [Member]
Note 12 - Variable Interest Entities and Other Long-Term Investment (Details) [Line Items]
Variable Interests Entity, Consideration Transferred			¥ 1,350,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			90.00%
Employee, Zou Hongjun [Member] | Original Loan Agreement [Member] | Weidian [Member]
Note 12 - Variable Interest Entities and Other Long-Term Investment (Details) [Line Items]
Due from Employees, Noncurrent					21,251,000	1,350,000
Variable Interests Entity, Consideration Transferred	¥ 17,775,900	$ 2,744,126
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	90.00%	90.00%
Employee, Zhang Xuejun [Member] | Weidian [Member]
Note 12 - Variable Interest Entities and Other Long-Term Investment (Details) [Line Items]
Variable Interests Entity, Consideration Transferred			¥ 150,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			10.00%
Employee, Zhang Xuejun [Member] | Original Loan Agreement [Member] | Weidian [Member]
Note 12 - Variable Interest Entities and Other Long-Term Investment (Details) [Line Items]
Due from Employees, Noncurrent					¥ 1,500,000	¥ 150,000
Variable Interests Entity, Consideration Transferred	¥ 1,975,100	$ 304,347
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	10.00%	10.00%
Weidian [Member]
Note 12 - Variable Interest Entities and Other Long-Term Investment (Details) [Line Items]
Number of Variable Entities					1	1